Notes on the Consolidated Statements of Operations and Comprehensive Income/(Loss) (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure Of Income Statement [Abstract]
Schedule of reportable segments profit or loss
Reconciliation of reportable segment profit or loss:

Six months ended June 30, 2020
(in € thousands)	North America	International	Total
Revenue	75,857	27,583	103,440
Direct marketing expenses	(39,946)	(11,582)	(51,528)
Contribution	35,911	16,001	51,912

Other cost of revenue
Data center expenses			(2,873)
Credit card fees			(3,079)
Mobile application processing fees			(6,003)
Gross profit			39,957
Other income			182
Other operating expenses
Sales and marketing expenses			(2,126)
Customer service expenses			(3,492)
Technical operations and development expenses			(11,652)
General and administrative expenses			(14,604)
Operating profit			8,265

Finance income			1,399
Finance costs			(7,618)
Net finance expenses			(6,219)

Income before taxes			2,046
Income tax expense			(2,458)
Net loss			(412)

Revenue realized over time	73,954	27,227	101,181
Revenue realized at a point in time	1,903	356	2,259

Six months ended June 30, 2019
(in € thousands)	North America	International	Total
Revenue	26,561	22,663	49,224
Direct marketing expenses	(16,160)	(12,706)	(28,866)
Contribution	10,401	9,957	20,358

Other cost of revenue
Data center expenses			(1,464)
Credit card fees			(1,175)
Mobile application processing fees			(1,796)
Gross profit			15,923
Other income			—
Other operating expenses
Sales and marketing expenses			(2,726)
Customer service expenses			(2,293)
Technical operations and development expenses			(4,154)
General and administrative expenses			(11,104)
Operating loss			(4,354)

Finance income			423
Finance costs			(542)
Net finance expenses			(119)

Loss before taxes			(4,473)
Income tax expense			(401)
Net loss			(4,874)

Revenue realized over time	26,561	22,663	49,224

Schedule of disaggregation of revenue

	Six months ended June 30,
in € thousands	2020	2019
Subscription revenue	100,059	48,715
Virtual currency revenue	2,259	—
Advertising revenue	1,122	509
Total Revenue	103,440	49,224

Schedule of fair values and the inputs used in the measurement of the fair values of these equity-settled options
The inputs used in the measurement of the fair values at the date of grant are summarized below:

2020
Share price ($)	$2.77 - $6.09
Exercise price ($)	—
Option life (months)	85
Volatility	40.0% - 47.3%
Dividend yield	—
Risk-free rate	0.52% - 1.51%
Fair value per Option ($)	$2.89 - $6.32
Fair value per Option (€)	€2.66 - €5.76
The inputs used in the measurement of the fair values at the date of grant are summarized below:

2020
Share price ($)	$2.77 - $6.09
Exercise price ($)	$2.23 - $4.88
Option life (months)	85
Volatility	40.0% - 47.3%
Dividend yield	—
Risk-free rate	0.52% - 1.51%
Fair value per Option ($)	$1.42 - $3.13
Fair value per Option (€)	€1.31 - €2.85

Schedule of elements used in computation of basic and diluted net (loss) earnings per share
The elements used in the computation of basic and diluted net (loss) earnings per share were as follows:

	Six months ended June 30,
(in € thousands, except per share amounts)	2020	2019
Net loss	€(412)	€(4,874)
Weighted average shares outstanding - basic and diluted	2,606	1,300
Net loss per share - basic and diluted	€(0.16)	€(3.75)